The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund filed pursuant to
Rule 497(e) under the Securities Act of 1933, as amended, on November 16, 2012 (Accession No. 0001193125-12-473665), which is incorporated herein by reference.